Other income, net - Schedule of Other income, net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income, net
Gains from reversal of long outstanding payables	$ 6,831,000	$ 3,239,000
Investment income from short-term investments	4,354,000	2,903,000	$ 2,486,000
Government subsidy income	2,360,000	2,377,000	3,206,000
Exchange (losses)/gains, net	1,693,000	4,494,000	(1,205,000)
VAT deduction	840,000	1,220,000	818,000
Net unrealized gains arising from long-term investments		437,000
Impairment of long-term investments		(590,000)
Rental income	199,000
Others	627,000	(535,000)	(627,000)
Total	16,904,000	13,545,000	4,678,000
Interest income from time deposits	1,389,000	361,000	599,000
Investment income from investments in financial instruments	$ 2,965,000	$ 2,543,000	$ 1,888,000